Operating loans and long-term debt - Schedule of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 582	$ 598
Less: current portion	(300)	0
Long-term debt	199	499
Deferred Financing Cost Netting
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (1)	(1)
Senior Notes Due Oct 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.35%
Senior Notes Due Oct 2024 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300	300
Term loan due July 2025; floating interest rate | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	200	200
Long-term borrowings | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500	$ 500